SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ADOPTED ACCOUNTING STANDARDS
Reduction in book value per share (in dollars per share)	$ 1.24
Effects of the retrospective adoption on individual financial statement line items
Deferred policy acquisition costs, net		$ 52,105				$ 40,242				$ 52,105	$ 40,242	$ 40,510	$ 45,325
Income taxes - deferred		37,867				21,962				37,867	21,962
Retained earnings		807,893				812,150				807,893	812,150
Policy acquisition costs										183,868	156,894	164,195
Earnings before income taxes		40,128	34,907	67,730	40,821	50,881	41,433	51,081	36,272	183,586	179,667	130,262
Income tax expense - Deferred										7,464	37	14,144
Net earnings		29,931	23,969	44,992	27,706	40,528	28,244	34,248	25,177	126,598	128,197	92,431
Earnings per share:
Basic earnings per share (in dollars per share)		$ 1.42	$ 1.14	$ 2.13	$ 1.32	$ 1.93	$ 1.35	$ 1.63	$ 1.19	$ 6.01	$ 6.10	$ 4.29
Diluted earnings per share (in dollars per share)		$ 1.39	$ 1.12	$ 2.11	$ 1.30	$ 1.91	$ 1.34	$ 1.61	$ 1.18	$ 5.91	$ 6.04	$ 4.25
ASU 2010-26
ADOPTED ACCOUNTING STANDARDS
Number of capitalizable components of acquisition costs		4								4
ASU 2010-26 | As Previously Reported
Effects of the retrospective adoption on individual financial statement line items
Deferred policy acquisition costs, net		92,441				74,435				92,441	74,435
Income taxes - deferred		51,985				33,930				51,985	33,930
Retained earnings		834,111				834,375				834,111	834,375
Policy acquisition costs										177,725	158,071	162,020
Earnings before income taxes										189,729	178,490	132,437
Income tax expense - Deferred										9,614	(375)	14,905
Net earnings										130,591	127,432	93,845
Earnings per share:
Basic earnings per share (in dollars per share)										$ 6.20	$ 6.06	$ 4.35
Diluted earnings per share (in dollars per share)										$ 6.09	$ 6.00	$ 4.32
ASU 2010-26 | Effect of Change
Effects of the retrospective adoption on individual financial statement line items
Deferred policy acquisition costs, net		(40,336)				(34,193)				(40,336)	(34,193)
Income taxes - deferred		(14,118)				(11,968)				(14,118)	(11,968)
Retained earnings		(26,218)				(22,225)				(26,218)	(22,225)
Policy acquisition costs										6,143	(1,177)	2,175
Earnings before income taxes										(6,143)	1,177	(2,175)
Income tax expense - Deferred										(2,150)	412	(761)
Net earnings										$ (3,993)	$ 765	$ (1,414)
Earnings per share:
Basic earnings per share (in dollars per share)										$ (0.19)	$ 0.04	$ (0.06)
Diluted earnings per share (in dollars per share)										$ (0.18)	$ 0.04	$ (0.07)